Employee Benefits - Reconciliation of Beginning and Ending Balance of Pension Plan Assets Measured at Fair Value (Detail) - Pension - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	$ 19,175	$ 14,663
End of year	17,816	19,175
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	1,517	1,394
Actual gain (loss) on plan assets	156	153
Purchases (sales)	270	167
Transfers out	(158)	(197)
End of year	1,785	1,517
Level 3 | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	1	0
Actual gain (loss) on plan assets	1	0
Purchases (sales)	11	119
Transfers out	0	(118)
End of year	13	1
Level 3 | Corporate bonds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	104	97
Actual gain (loss) on plan assets	(7)	(1)
Purchases (sales)	177	27
Transfers out	3	(19)
End of year	277	104
Level 3 | International bonds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	20	14
Actual gain (loss) on plan assets	3	0
Purchases (sales)	(5)	22
Transfers out	0	(16)
End of year	18	20
Level 3 | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	627	655
Actual gain (loss) on plan assets	134	76
Purchases (sales)	(34)	(70)
Transfers out	0	(34)
End of year	727	627
Level 3 | Private equity
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	580	624
Actual gain (loss) on plan assets	25	78
Purchases (sales)	59	(114)
Transfers out	0	(8)
End of year	664	580
Level 3 | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	185	4
Actual gain (loss) on plan assets	0	0
Purchases (sales)	62	183
Transfers out	(161)	(2)
End of year	$ 86	$ 185